Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: September 12, 2022

Payment Date	9/15/2022
Collection Period Start	7/1/2022
Collection Period End	8/31/2022
Interest Period Start	8/10/2022
Interest Period End	9/14/2022

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$337,000,000.00	$115,191,938.59	$221,808,061.41	0.658184	Aug-23
Class A-2a Notes	$586,800,000.00	$—	$586,800,000.00	1.000000	Sep-25
Class A-2b Notes	$126,400,000.00	$—	$126,400,000.00	1.000000	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,899,110,000.00	$115,191,938.59	$1,783,918,061.41

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$2,066,663,591.84	$1,946,081,000.81	0.941653
YSOC Amount	$167,549,877.72	$157,415,155.11
Adjusted Pool Balance	$1,899,113,714.12	$1,788,665,845.70
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,714.12	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$337,000,000.00	2.87200%	ACT/360	$967,864.00
Class A-2a Notes	$586,800,000.00	3.74000%	30/360	$2,133,670.00
Class A-2b Notes	$126,400,000.00	2.45760%	ACT/360	$310,640.64
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$2,248,155.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$574,394.63
Class B Notes	$19,000,000.00	4.27000%	30/360	$78,876.39
Class C Notes	$19,000,000.00	4.67000%	30/360	$86,265.28
Class D Notes	$19,000,000.00	5.40000%	30/360	$99,750.00
Total Notes	$1,899,110,000.00			$6,499,615.94

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$2,066,663,591.84	$1,946,081,000.81
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,899,113,714.12	$1,788,665,845.70
Number of Receivable Outstanding	88,340	86,066
Weight Average Contract Rate	3.57%	3.57%
Weighted Average Remaining Term (months)	60	58

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$11,986,466.29
Principal Collections	$120,308,633.15
Liquidation Proceeds	$37,852.88
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$132,332,952.32
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$132,332,952.32

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$3,444,439.32	$3,444,439.32	$—	$—	$128,888,513.00
Interest - Class A-1 Notes	$967,864.00	$967,864.00	$—	$—	$127,920,649.00
Interest - Class A-2a Notes	$2,133,670.00	$2,133,670.00	$—	$—	$125,786,979.00
Interest - Class A-2b Notes	$310,640.64	$310,640.64	$—	$—	$125,476,338.36
Interest - Class A-3 Notes	$2,248,155.00	$2,248,155.00	$—	$—	$123,228,183.36
Interest - Class A-4 Notes	$574,394.63	$574,394.63	$—	$—	$122,653,788.73
First Allocation of Principal	$53,444,154.30	$53,444,154.30	$—	$—	$69,209,634.43
Interest - Class B Notes	$78,876.39	$78,876.39	$—	$—	$69,130,758.04
Second Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$50,130,758.04
Interest - Class C Notes	$86,265.28	$86,265.28	$—	$—	$50,044,492.76
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$31,044,492.76
Interest - Class D Notes	$99,750.00	$99,750.00	$—	$—	$30,944,742.76
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$11,944,742.76
Reserve Account Deposit Amount	$—	$—	$—	$—	$11,944,742.76
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$7,196,958.47
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$7,196,958.47
Remaining Funds to Certificates	$7,196,958.47	$7,196,958.47	$—	$—	$—
Total	$132,332,952.32	$132,332,952.32	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$167,549,877.72
Increase/(Decrease)	$(10,134,722.61)
Ending YSOC Amount	$157,415,155.11

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,899,113,714.12	$1,788,665,845.70
Note Balance	$1,899,110,000.00	$1,783,918,061.41
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,714.12	$4,747,784.29
Target Overcollateralization Amount	$—	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	24	$273,957.88
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	5	$37,852.88
Monthly Net Losses (Liquidation Proceeds)			$236,105.00
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.14%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$236,105.00
Cumulative Net Loss Ratio			0.01%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.06%	44	$1,201,005.50
60-89 Days Delinquent	0.01%	6	$164,198.80
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.07%	50	$1,365,204.30

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$128,923.35
Total Repossessed Inventory		2	$92,499.59

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		6	$164,198.80
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.01%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.37	0.07%	49	0.06%
The table below presents accounts which received a short-term payment extension in the month of July 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.60	0.03%	26	0.03%